Leases - Summary of Operating Lease Costs Recognized under ASC 842 and Supplemental Cash Flow Information for Leases (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Fixed lease expense	$ 61	$ 61	$ 183	$ 183	$ 244	$ 244	$ 244
Total lease cost	61	61	183	183	244	244	244
Other information:
Cash paid for amounts included in the measurement of lease liabilities	$ 64	$ 64	$ 193	$ 193	$ 257	$ 257	$ 257